Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial instruments
16	Financial instruments

Financial assets are recognized when the Company assumes contractual rights to receive cash or other financial assets of agreements to which it is a party. Financial assets are derecognized when the rights to receive cash linked to the financial asset expire or risks and benefits were substantially transferred to third parties. Assets and liabilities are recognized when rights and/or obligations are retained by the Company.

Financial liabilities are recognized when the Company assumes contractual liabilities for settlement in cash or assumption of third-party obligations through a contract to which it is a party. The financial liabilities are initially recognized at fair value and derecognized when settled, extinguished, or expired.

16.1	Classification and measurement of financial assets and liabilities

Pursuant to IFRS 9, on initial recognition, a financial asset is classified as measured: at amortized cost, at fair value through other comprehensive income (“FVTOCI”) or at fair value through income (“FVTI”). The classification of financial assets pursuant to IFRS 9 is usually based on the business model in which a financial asset is managed and its contractual cash flow characteristics. Embedded derivatives in which the main contract is a financial asset within the scope of the standard are never split. Instead, the hybrid financial instrument is assessed for classification as a whole.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at fair value through income:

●	it is maintained in a business model whose objective is to keep financial assets to receive contractual cash flows; and

●	its contractual terms generate, on specific dates, cash flows related to the payment of principal and interest on the outstanding principal amount.

A debt instrument is measured at fair value through other comprehensive income, if it meets both of the following conditions and is not designated as measured at fair value through income:

●	it is maintained in a business model whose objective is achieved both by receipt of contractual cash flows and sale of financial assets; and

●	its contractual terms generate, on specific dates, cash flows related to the payment of principal and interest on the outstanding principal amount.

All financial assets not classified as measured at amortized cost or at fair value through other comprehensive income, as described above, are classified as fair value through income. This includes all derivative financial assets. At initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost, at fair value through other comprehensive income or fair value through income if this significantly eliminates or reduces an accounting mismatch that otherwise would arise (option of fair value available in IFRS 9).

A financial asset (unless these are trade receivables without a significant financing component which is firstly measured by the price of the transaction) is initially measured by fair value, accrued, for an item not measured at fair value through income of transaction costs which are directly attributable to its acquisition.

●	Financial assets measured at fair value through income: These assets are subsequently measured at fair value. The net result, including interest rates or dividend income, is recognized in the statement of operations.

●	Financial assets at amortized cost: These assets are subsequently measured at amortized cost applying the effective interest rate method. The amortized cost is reduced by impairment losses. Interest income, exchange gains, and losses are recognized in the statement of operations. Any gain or loss in derecognition is recognized in the statement of operations.

●	Financial assets at fair value through other comprehensive income: These assets are subsequently measured at fair value. Interest income calculated adopting the effective interest rate method, exchange gains, and losses and impairment losses are recognized in the statement of operations. Other net results are recognized in other comprehensive income. In derecognition, the result accumulated in other comprehensive income is reclassified to the statement of operations.

The measurement of financial liabilities depends on their classification, as described below:

●	Financial liabilities at fair value through income: Include financial liabilities for trading and financial liabilities designated on initial recognition at fair value through income. Gains or losses on trading liabilities are recognized in the statement of operations.

●	Financial liabilities at amortized cost: After initial recognition, borrowings and financing subject to interest are subsequently measured at amortized cost, using the effective interest rate method. Gains and losses are recognized in the statement of operations when liabilities are written off, as well as through the amortization process at the effective interest rate.

The main financial instruments and their carrying amounts, by category, are as follows:

	Note	Amortized cost	FVTI	FVTOCI	As of 12/31/2024
Financial assets
Cash and cash equivalents	6	5,628	-	-	5,628
Related parties	10.1	23	-	-	23
Trade receivables and other accounts receivables		348	-	-	348
Financial instruments at fair value	16.9.1	-	390	-	390
Trade receivables with credit card and tickets	7.1	-	-	1,943	1,943
Financial liabilities
Other accounts payable		(169)	-	-	(169)
Trade payable and trade payables – agreements	15	(11,659)	-	-	(11,659)
Borrowings in domestic currency	16.9.1	(918)	(29)	-	(947)
Borrowings in foreign currency	16.9.1	-	(801)		(801)
Debentures and promissory notes	16.9.1	(11,542)	(3,257)	-	(14,799)
Lease liabilities	14.2	(9,644)	-	-	(9,644)
Financial instruments at fair value	16.9.1	-	(18)	-	(18)
Net exposure		(27,933)	(3,715)	1,943	(29,705)

	Note	Amortized cost	FVTI	FVTOCI	As of 12/31/2023
Financial assets
Cash and cash equivalents	6	5,459	-	-	5,459
Related parties	10.1	23	-	-	23
Trade receivables and other accounts receivables		396	-	-	396
Financial instruments at fair value	16.9.1	-	274	-	274
Trade receivables with credit card and tickets	7.1	-	-	985	985
Financial liabilities
Other accounts payable		(216)	-	-	(216)
Trade payable and trade payables – agreements	15	(12,148)	-	-	(12,148)
Borrowings in domestic currency	16.9.1	(1,943)	(40)	-	(1,983)
Debentures and promissory notes	16.9.1	(10,051)	(3,142)	-	(13,193)
Lease liabilities	14.2	(9,184)	-	-	(9,184)
Financial instruments at fair value	16.9.1	-	(8)	-	(8)
Net exposure		(27,664)	(2,916)	985	(29,595)

The fair value of other financial instruments detailed in table above approximates the carrying amount based on the existing terms and conditions. The financial instruments measured at amortized cost, the related fair values of which differ from the carrying amounts, are disclosed in note 16.8.

16.2	Derecognition of financial assets and liabilities

A financial asset (or, where applicable, part of a financial asset or part of a group of similar financial assets) is derecognized when:

●	The rights of cash flows receivables expire; and

●	The Company transfers its rights to receive cash flows from an asset or assume an obligation of fully paying the cash flows received to a third party, under the terms of a transfer agreement; and (a) the Company substantially transferred all the risks and benefits related to the asset; or (b) the Company neither transferred nor substantially retained all the risks and benefits relating to the asset, but transferred its control.

When the Company assigns its rights to receive cash flows from an asset or enters into a transfer agreement without having substantially transferred or retained all of the risks and benefits relating to the asset nor transferred the asset control, the asset is maintained and the related liability is recognized. The asset transferred and related liability are measured to reflect the rights and obligations retained by the Company.

A financial liability is derecognized when the liability underlying obligation is settled, canceled, or expired.

Purchases or sales of financial assets requiring delivery of assets within a term defined by regulation or agreement in the market (negotiations under normal conditions) are recognized on the trade date, i.e., on the date the Company undertakes to buy or sell the asset.

When a financial liability is replaced by another of the same creditor, through substantially different terms, or terms of an existing liability are substantially modified, this replacement or modification is treated as the derecognition of original liability and recognition of a new liability, and the difference between respective carrying amounts is recognized in the statement of operations.

16.3	Offset of financial instruments

The financial assets and liabilities are offset and reported net in financial statements, if, and only if, amounts recognized can be offset and with the intention of settlement on a net basis, or realize assets and settle liabilities, simultaneously.

16.4	Impairment of financial assets

The impairment loss model applies to financial assets measured at amortized cost, contractual assets, and debt instruments measured at fair value through other comprehensive income but does not apply to investments in equity instruments (shares) or financial assets measured at fair value through income.

Pursuant to IFRS 9, provisions for losses are measured at one of the following bases:

●	Expected credit losses for 12 months (general model): these are credit losses resulting from possible default events within 12 months after the reporting date, and subsequently, in case of a deterioration of credit risk, for the entire life of the instrument.
●	Lifetime expected credit losses (simplified model): these are credit losses that result from all possible default events over the expected life of a financial instrument.

●	Practical expedient: these are expected credit losses consistent with reasonable and sustainable information available, at the reporting date, on past events, current conditions, and estimates of future economic conditions that allow the verification of probable future losses based on the historical credit losses in accordance with instruments maturity.

The Company measures provisions for trade receivable losses and other receivables and contractual assets through an amount corresponding to the loan loss expected for the entire life, and for trade receivables, whose receivables portfolio is fragmented, rents receivable, the practical expedient is applied by adopting a matrix of losses for each maturity level.

When determining whether the credit risk of a financial asset significantly increased from initial recognition, and when estimating the expected loan losses, the Company considers reasonable and sustainable information which is relevant and available without cost or excessive effort. This includes qualitative and quantitative information and analyses, based on the Company’s historical experience, the assessment of credit, and considering projection information.

The Company assumes that the credit risk in a financial asset significantly increased if it is more than 180 days overdue.

The Company considers a financial asset in default when:

●	it is unlikely that the debtor will fully pay its loan obligations to the Company, without resorting to collateral (if any); or

●	the financial asset is more than 180 days overdue.

The Company determines the credit risk of a debt instrument by analyzing the payment history, financial, and current macroeconomic conditions of counterparty and assessment of rating agencies, where applicable, thereby evaluating each instrument, individually.

The maximum period considered in the estimate of expected receivable loss is the maximum contractual period during which the Company is exposed to the credit risk.

●	Measurement of expected credit losses: Expected credit losses are estimates weighted by the likelihood of credit losses based on the historic losses and projections of related assumptions. Credit losses are measured at present value based on all cash shortfalls (i.e., the difference between cash flows owed to the Company according to the contract and cash flows that the Company expects to receive).

Expected credit losses are discounted by the effective interest rate of a financial asset.

●	Financial assets with credit recovery problems: On each reporting date, the Company assesses if financial assets recorded by amortized cost and debt instruments measured at fair value through other comprehensive income shows signs of impairment. A financial asset shows signs of impairment when one or more events occur with a negative impact on the financial asset’s estimated future cash flows.

●	Reporting of impairment loss: Provision for financial assets losses measured at amortized cost are deducted from an assets’ gross carrying amount.

For financial instruments measured at fair value through other comprehensive income, the provision for losses is recognized in other comprehensive income, instead of reducing the asset’s carrying amount.

Impairment losses related to trade receivables and other receivables, including contractual assets, are reported separately in the statement of operations and other comprehensive income. Losses of recoverable amounts from other financial assets are stated under “selling expenses”.

●	Trade receivables and contractual assets: The Company considers the model and a few of the assumptions applied in the calculation of these expected loan losses as the main sources of an uncertain estimate.

Positions within each group were segmented based on common characteristics of credit risk, such as:

●	Level of credit risk and loss history for wholesale clients and property lease; and

●	Status of default risk and loss history for credit card companies and other clients.

16.5	Considerations on risk factors that may affect the businesses of the Company

16.5.1	Credit Risk

●	Cash equivalents: In order to minimize credit risks, the Company adopts investments policies at financial institutions approved by the Company’s Financial Committee, also taking into consideration monetary limits and financial institution evaluations, which are regularly updated. The Company’s financial investments, according to the rating on the national scale of financial institutions are 100% represented by brAAA as of December 31, 2024 and 2023.

●	Trade receivables: Credit risk related to trade receivables is minimized by the fact that a large portion of sales are paid with credit cards, and the Company sells these receivables to banks and credit card companies, aiming to strengthen working capital. The sales of receivables result in derecognition of the accounts receivable due to the transfer of the credit risk, benefits and control of such assets. Additionally, regarding the trade receivables collected in installments, the Company monitors the risk through credit concession and by periodic analysis of the provision for losses.

The Company also has counterparty risk related to derivative instruments, which is mitigated by the Company carrying out transactions, according to policies approved by governance boards.

There are no amounts receivable that are individually higher than 5% of accounts receivable or sales, respectively.

16.5.2	Interest rate risk

The Company obtains borrowings with major financial institutions for cash needs for investments. As a result, the Company is mainly exposed to relevant interest rates fluctuation risk, especially in view of derivatives liabilities (foreign currency exposure hedge) and CDI Indexed debts. The balance of cash and cash equivalents, indexed to CDI, partially offsets the interest rate risk.

16.5.3	Foreign currency exchange rate risk

The fluctuations in the exchange rates may increase the balances of borrowings in foreign currency, and for this reason the Company uses derivative financial instruments, such as swaps, to mitigate the foreign exchange rate risk, converting the cost of debt into domestic currency and interest rates.

16.5.4	Capital risk management

The main objective of the Company’s capital management is to ensure that the Company maintains its credit rating and a well-balanced equity ratio, in order to support businesses and maximize shareholder value. The Company manages the capital structure and makes adjustments taking into account changes in the economic conditions.

The Company’s capital structure is as follows:

	As of December 31,
	2024	2023
Borrowings, debentures and promissory notes	16,565	15,184
(-) Cash and cash equivalents	(5,628)	(5,459)
(-) Derivative financial instruments	(390)	(274)
Net debt	10,547	9,451
Shareholders´ equity	5,255	4,630
% Net debt over shareholders´ equity	201%	204%

16.5.5	Liquidity risk management

The Company manages liquidity risk through the daily analysis of cash flows and maturities of financial assets and liabilities.

The table below summarizes the aging profile of the Company’s financial liabilities as of December 31, 2024.

	Less than 1 year	From 1 to 5 years	More than 5 years	Total
Borrowings	181	1,946	-	2,127
Debentures and promissory notes	3,659	12,986	4,939	21,584
Derivative financial instruments	215	(586)	(293)	(664)
Lease liabilities	1,522	5,558	15,746	22,826
Trade payables	10,710	12	-	10,722
Trade payables – Agreements	938	-	-	938
Other accounts payable	141	28	-	169
	17,366	19,944	20,392	57,702

The table above was prepared considering the undiscounted cash flows of financial liabilities based on the earliest date the Company may be required to make a payment or be eligible to receive a payment. To the extent that interest rates are floating, the non-discounted amount is obtained based on interest rate curves as of December 31, 2024. Therefore, certain balances are not consistent with the balances reported in the balance sheets.

16.6	Derivative financial instruments

The Company uses derivative financial instruments to limit the exposure to variation unrelated to the local market, such as interest rate swaps and exchange rate variation swaps. These derivative financial instruments are initially recognized at fair value on the date on which the derivative contract is executed and subsequently re-measured at fair value at the end of the reporting period. Derivatives are recorded as financial assets when the fair value is positive and as financial liabilities when the fair value is negative. Gains or losses resulting from changes in the fair value of derivatives are directly recorded in the statement of operations.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which it intends to apply hedge accounting and its objective and risk management strategy for contracting the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the Company will assess the effectiveness of the changes in the hedging instrument’s fair value in offsetting the exposure to changes in the fair value of the hedged item or cash flow attributable to the hedged risk. These hedges are expected to be highly effective in offsetting changes in the fair value or cash flow and are assessed on an ongoing basis to determine if they have been highly effective throughout the periods for which they were designated.

The following are recognized as fair value hedges:

●	The change in the fair value of a derivative financial instrument classified as fair value hedging is recognized as financial result. The change in the fair value of the hedged item is recorded as a part of the carrying amount of the hedged item and is recognized in the statement of operations; and

●	In order to calculate the fair value, future swap amounts are estimated according to the curves disclosed by B3 (CDI and Extended National Consumer Price Index (IPCA)), plus operation spreads. To calculate the present value of these operations, future amounts are discounted using the same curves, however, increased by the spreads disclosed by the Brazilian Association of Financial and Capital Market Entities (ANBIMA), referring to operations conducted in the secondary market.

The Company uses financial instruments only to hedge identified, risks limited to 100% of the value of these risks. Derivative instruments transactions are exclusively used to reduce the exposure to the risk of changes in interest rates and foreign currency fluctuation and maintaining a balanced capital structure.

Swap transactions are designated as fair value hedges, with the objective to hedge the exposure to fixed interest rates, converting the debt into interest rates.

As of December 31, 2024, the notional amount of these contracts was R$3,710 (R$2,956 as of December 31, 2023). These transactions are usually contracted under the same term of amounts and carried out with a financial institution of the same economic group, observing the limits set by Management.

According to the Company’s treasury policies, swaps cannot be contracted with restrictions (“caps”), margins, as well as return clauses, double index, flexible options or any other types of transactions different from traditional swap transactions to hedge against debts.

The Company’s internal controls were designed to ensure that transactions executed conform to the treasury policy.

The Company calculates the effectiveness of hedge transactions at the inception date and on a continuing basis. Hedge transactions contracted in the year ended December 31, 2024 were effective in relation to the covered risk. For derivative transactions that qualify as hedge accounting, the debt which is the hedged item, is also adjusted at fair value.

Fair value is the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction.

Fair values are calculated using projected future cash flow, using the CDI curves and discounting to present value, using CDI market rates for swap both disclosed by the B3.

In order to calculate the coupon of CDI indexed-positions, the exponential convention - 252 business days was adopted.

	Notional value		Fair value
	2024	2023	2024	2023
Swap of hedge
Hedge purpose (debt)	3,710	2,956	4,082	3,230
Long position
Fixed rate	27	106	29	110
USD + Fixed	731	-	797	-
Hedge - CRI	2,952	2,850	3,256	3,120

Short position	(3,710)	(2,956)	(3,710)	(2,964)
Net hedge position	-	-	372	266

Realized and unrealized gains and losses on these contracts during the year ended December 31, 2024, are recorded as financial revenues or expenses and the balance receivable at fair value is R$372 (balance receivable of R$266 as of December 31, 2023). Assets are recorded as “derivative financial instruments” and liabilities as “borrowings and debentures”.

The effects of the fair value hedge recorded in the statement of operations for the year ended December 31, 2024, resulted in a loss of R$13, recorded under debt of cost, note 24 (loss of R$115 as of December 31, 2023 and gain of R$29 as of December 31, 2022).

The outstanding derivative financial instruments are presented in the table below:

	Notional		As of December 31,
Description Risk	(millions)	Due date	2024	2023
Debt
USD – BRL	US$ 18	2026	7	-
USD – BRL	US$ 109	2027	59	-

Debt
IPCA – BRL	R$ 1,972	2028, 2029 and 2031	314	267

Interest rate swaps registered at CETIP
Fixed rate x CDI	R$ 879	2027	(10)	(5)
Fixed rate x CDI	R$ 14	2027	1	2
Fixed rate x CDI	R$ 15	2027	1	2
Derivatives - Fair value hedge – Brazil			372	266
16.7	Sensitivity analysis of financial instruments

According to Management’s assessment, the possible reasonable changes scenario considered was, on the maturity date of each transaction, the market curves (interest) of B3.

To determine the possible relevant change in the relevant risk variable, Management considered the economic environment in which it operates. Therefore, in scenario (I) there is no impact on the fair value of financial instruments and the weighted interest rate (CDI) was 15.18% per year. For scenarios (II) and (III), for the exclusive purpose of sensitivity analysis, Management considered a deterioration of 5% and 10%, respectively, in the risk variables, up to one year of the financial instruments, with the aim of demonstrating the sensitivity of the Company’s results.

In the case of derivative financial instruments (aiming at hedging the financial debt), changes in scenarios are accompanied by respective hedges, indicating that the effects are not significant.

The Company disclosed the net effect of derivative financial instruments, each of the scenarios mentioned above in the sensitivity analysis as follows:

				Market projections
Transactions	Note	Risk (rate increase)	Balance at 2024	Scenario (I)	Scenario (II)	Scenario (III)
Borrowings	16.9.1	CDI + 1.62% per year	(923)	(140)	(147)	(154)
Borrowings (fixed rate)	16.9.1	CDI + 0.20% per year	(29)	(5)	(5)	(5)
Borrowings (foreign currency)	16.9.1	CDI + 1.34% per year	(801)	(122)	(128)	(134)
Debentures and promissory notes	16.9.1	CDI + 1.34% per year	(14,975)	(2,243)	(2,355)	(2,467)
Total net effect (loss)			(16,728)	(2,510)	(2,635)	(2,760)

Cash equivalents	6	98.54% of the CDI	5,494	834	876	918
Net exposure loss			(11,234)	(1,676)	(1,759)	(1,842)

16.8	Fair value measurement

The Company discloses the fair value of financial instruments and other assets and liabilities measured or disclosed at fair value in accordance with IFRS 13. The fair value hierarchy levels are defined below:

Level 1: Quoted (unadjusted) market prices in active markets for assets or liabilities.

Level 2: Valuation techniques for which the lowest level inputs that is significant to the fair value measurement is directly or indirectly observable.

Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

The data used in fair value models is obtained, whenever possible, from observable markets or from information in comparable transactions in the market, the benchmarking of the fair value of similar financial instruments, the analysis of discounted cash flows or other valuation models. Judgment is used in the determination of assumptions in relation to liquidity risk, credit risk and volatility. Changes in assumptions may affect the reported fair value of financial instruments.

In the case of financial instruments not actively negotiated, the fair value is based on valuation techniques defined by the Company and compatible with usual market practices. These techniques include the use of recent market operations between independent parties, the benchmarking of similar financial instruments’ fair value, the analysis of discounted cash flows, or other valuation models.

The fair values of cash and cash equivalents, trade receivables and trade payables approximate their carrying amounts.

The table below sets forth the fair value hierarchy of financial assets and liabilities measured at fair value of financial instruments measured at amortized cost, all classified as level 2, for which the fair value has been disclosed in the financial statements:

	Carrying amount		Fair value
	2024	2023	2024	2023
Trade receivables with credit cards companies and sales tickets	1,943	985	1,943	985
Swaps of annual rates between currencies	66	-	66	-
Interest rate swaps	(8)	(1)	(8)	(1)
Interest rate swaps - CRI	314	267	314	267
Borrowings and debentures (fair value)	(4,087)	(3,182)	(4,087)	(3,182)
Borrowings, debentures and promissory notes (amortized cost)	(12,460)	(11,994)	(12,188)	(11,716)
	(14,232)	(13,925)	(13,960)	(13,647)

There was no change between the fair value measurements hierarchy levels during the year ended December 31, 2024.

Cross-currency and interest rate swaps and borrowings are classified as level 2 since the fair value of such financial instruments was determined based on readily observable inputs, such as expected interest rate and current and future foreign exchange rate.

16.9	Borrowings

16.9.1	Debt breakdown

		As of December 31,
	Average rate	2024	2023

Debentures and promissory notes
Debentures and promissory notes	CDI + 1.34% per year	14,975	13,378
Borrowing costs		(176)	(185)
		14,799	13,193
Derivative financial instruments – Debentures and promissory notes
Swap contracts	CDI + 1.06% per year	(304)	(262)
		(304)	(262)
Borrowings in domestic currency
Working capital	CDI + 0.20% per year	29	40
Working capital	CDI + 1.62% per year	923	1,952
Borrowing costs		(5)	(9)
		947	1,983
Derivative financial instruments – Domestic currency
Swap contracts	CDI + 0.20% per year	(2)	(4)
		(2)	(4)
Borrowings in foreign currency
Working capital	CDI + 1.34% per year	801	-
		801	-
Derivative financial instruments – Foreign currency
Swap contracts	CDI + 1.34% per year	(66)	-
		(66)	-
Total of borrowings, debentures and promissory notes		16,175	14,910

Current asset		(93)	(48)
Non-current asset		(297)	(226)
Current liabilities		2,084	2,115
Non-current liabilities		14,481	13,069
16.9.2	Debt rollforward

Amounts
Balance as of January 1, 2022	8,001
Funding - working capital	4,001
Borrowing costs	(42)
Interest provision	1,436
Swap contracts	82
Mark-to-market	(111)
Exchange rate and monetary variation	(18)
Borrowing costs	26
Interest amortization	(783)
Principal amortization	(61)
Swap amortization	(122)

Balance as of December 31, 2022	12,409
Funding - working capital	3,392
Borrowing costs (i)	(142)
Interest provision	1,746
Swap contracts	39
Mark-to-market	14
Exchange rate and monetary variation	(16)
Borrowing costs amortization	52
Interest amortization	(1,085)
Principal amortization	(1,326)
Swap amortization	(173)
Balance as of December 31, 2023	14,910
Funding - working capital	6,600
Borrowing costs	(54)
Interest provision	1,907
Swap contracts	(75)
Mark-to-market	88
Exchange rate and monetary variation	88
Borrowing costs amortization	65
Interest amortization	(2,583)
Principal amortization	(4,652)
Swap amortization	(119)
Balance as of December 31, 2024	16,175

(i)	Include costs related to negotiation of waiver in the change of the shareholding control in the amount of R$93, as disclosed in note 10.1, in capital market operations carried out during the year, without changes to other contractual clauses with financial institutions.

16.9.3	Schedule of non-current debt maturities

Maturity	Amounts
From 1 to 2 years	1,172
From 2 to 3 years	4,292
From 3 to 4 years	2,825
From 4 to 5 years	5,438
More than 5 years	589
14,316

Borrowing Cost	(132)
14,184
16.10	Debentures and promissory notes

		Issue	Outstanding Debentures	Date		Annual financial	Unit price	As of December 31,
	Type	amount	(units)	Issuance	Maturity	charges	(in Reais)	2024	2023
First Issue of Promissory Notes – 5th series	non-preemptive right	200	4	7/4/2019	7/4/2024	CDI + 0.72% per year	-	-	289
First Issue of Promissory Notes – 6th series	non-preemptive right	200	4	7/4/2019	7/4/2025	CDI + 0.72% per year	80,710,560	322	289
Second Issue of Debentures – 1st series (i)	non-preemptive right	940,000	940,000	6/1/2021	5/20/2026	CDI + 1.70% per year	-	-	954
Second Issue of Debentures – 2nd series	non-preemptive right	660,000	660,000	6/1/2021	5/22/2028	CDI + 1.95% per year	1,014	669	670
Second Issue of Promissory Notes – 1st series	non-preemptive right	1,250,000	1,250,000	8/27/2021	8/27/2024	CDI + 1.47% per year	-	-	1,681
Second Issue of Promissory Notes – 2nd series (i)	non-preemptive right	1,250,000	1,250,000	8/27/2021	2/27/2025	CDI + 1.53% per year	-	-	1,683
Third Issue of Debentures – 1st series – CRI	non-preemptive right	982,526	982,526	10/15/2021	10/16/2028	IPCA + 5.15% per year	1,199	1,178	1,122
Third Issue of Debentures – 2nd series – CRI	non-preemptive right	517,474	517,474	10/15/2021	10/15/2031	IPCA + 5.27% per year	1,199	620	591
Fourth Issue of Debentures - single series	non-preemptive right	2,000,000	2,000,000	1/7/2022	11/26/2027	CDI + 1.75% per year	1,012	2,024	2,024
First Issue of Commercial Paper Notes - single series	non-preemptive right	750,000	750,000	2/10/2022	2/9/2025	CDI + 1.70% per year	1,048	786	790
Fifth Issue of Debentures - single series - CRI	non-preemptive right	250,000	250,000	4/5/2022	3/28/2025	CDI + 0.75% per year	1,028	258	258
Sixth Issue of Debentures - 1st series - CRI	non-preemptive right	72,962	72,962	9/28/2022	9/11/2026	CDI + 0.60% per year	1,032	75	76
Sixth Issue of Debentures - 2nd series - CRI	non-preemptive right	55,245	55,245	9/28/2022	9/13/2027	CDI + 0.70% per year	1,033	58	58
Sixth Issue of Debentures - 3rd series – CRI	non-preemptive right	471,793	471,793	9/28/2022	9/13/2029	IPCA + 6.70% per year	1,131	534	508
Second Issue of Commercial Paper Notes - single series	non-preemptive right	400,000	400,000	12/26/2022	12/26/2025	CDI + 0.93% per year	1,280	513	458
Seventh Issue of Debentures - 1st series – CRI	non-preemptive right	145,721	145,721	7/25/2023	7/15/2026	CDI + 1.00% per year	1,054	154	154
Seventh Issue of Debentures - 2nd series – CRI	non-preemptive right	878,503	878,503	7/25/2023	7/15/2027	Pre 11.75% per year	1,053	925	921
Seventh Issue of Debentures - 3rd series – CRI	non-preemptive right	46,622	46,622	7/25/2023	7/17/2028	CDI + 1.15% per year	1,055	50	50
Eighth Issue of Debentures - 1st series – CRI	non-preemptive right	400,000	400,000	12/22/2023	12/22/2027	CDI + 1.85% per year	1,003	401	401
Eighth Issue of Debentures - 2nd series – CRI	non-preemptive right	400,000	400,000	12/22/2023	12/22/2028	CDI + 1.95% per year	1,003	401	401
Ninth Issue of Debentures – single series	non-preemptive right	500,000	500,000	3/28/2024	3/26/2029	CDI + 1.25% per year	1,031	516	-
Tenth Issue of Debentures – single series	non-preemptive right	1,800,000	1,800,000	6/25/2024	6/20/2029	CDI + 1.25% per year	1,003	1,805	-
Eleventh Issue of Debentures – single series	non-preemptive right	2,800,000	2,800,000	10/1/2024	9/25/2029	CDI + 1.25% per year	1,029	2,882	-
Twelfth Issue of Debentures – single series	non-preemptive right	800,000	800,000	12/13/2024	12/10/2029	CDI + 1.25% per year	1,006	804	-
Borrowing Cost								(176)	(185)
								14,799	13,193

(i)	On October 2, 2024, the Company raised R$2,800 through its 11th issue of simple debentures, which were exclusively allocated for liability management purposes, including the prepayment of the entire 2nd series of promissory notes from the Company’s 2nd issue, as well as the entire 1st series of the Company’s 2nd issue of debentures, which were paid on October 10 and October 11, 2024, respectively, in the total amount of R$2,843.

The Company issues debentures to strengthen its working capital, maintain its cash strategy, lengthen its debt profile and make investments. The debentures issued are unsecured, without renegotiation clauses and not convertible into shares and do not have guarantees.

16.11	Borrowings in foreign currencies

As of December 31, 2024, the Company has borrowings in foreign currency to strengthen its working capital, maintain its cash strategy, lengthen its debt and investment profile.

16.12	Guarantees

As of December 31, 2024, the Company has no guarantees related to its borrowing agreements.

16.13	Swap contracts

The Company uses swap operations for 100% of its borrowings denominated in US dollars, in fixed interest rates and IPCA, exchanging these liabilities for the CDI (floating) interest rates. The annual average rate at CDI as of December 31, 2024 was 10.83% (13.04% as of December 31, 2023 and 12.43% as of December 31, 2022).

16.14	Financial covenants

In connection with the debentures and promissory notes issued, the Company is required to maintain certain financial ratios. These ratios are calculated quarterly based on the Company’s financial statements drawn up in accordance with the accounting practices adopted in Brazil, as follows: (i) consolidated net debt / equity less than or equal to 3.00; and (ii) consolidated net debt/EBITDA Last Twelve Months (LTM) ratio should be lower than or equal to 3.00. As of December 31, 2024 and 2023, the Company was compliant with all contractual obligations and ratios.